Segment and geographic information - Profit or Loss and Assets for Reportable Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 1,984,219	$ 2,959,077	$ 3,081,571
Total adjusted EBITDA	68,111	291,775	257,997
Depreciation and amortization	(126,853)	(123,218)	(105,800)
Gains from sale or insurance recovery of property and equipment	4,210	5,175	4,973
Write-offs of property and equipment	(4,501)	(4,733)	(4,167)
Impairment of long-lived assets	(6,636)	(8,790)	(18,950)
Impairment of goodwill	(1,085)	(273)	(167)
Reorganization and optimization plan expenses	0	0	(11,003)
2008 Long-Term Incentive Plan incremental compensation from modification	0	0	575
Operating (loss) income	(66,754)	159,936	123,458
Net interest expense	(59,068)	(52,079)	(52,868)
(Loss) gain from derivative instruments	(2,297)	439	(565)
Foreign currency exchange results	(31,707)	12,754	14,874
Other non-operating income (expenses), net	2,296	(2,097)	270
Income tax expense	(17,532)	(38,837)	(48,136)
Net income attributable to non-controlling interests	(65)	(220)	(186)
Net (loss) income attributable to Arcos Dorados Holdings Inc.	(149,451)	79,896	36,847
Operating Segments
Segment Reporting Information [Line Items]
Revenues	1,984,219	2,959,077	3,081,571
Total adjusted EBITDA	118,481	354,946	316,093
Depreciation and amortization	(122,737)	(124,083)	(115,589)
Operating Segments | Brazil
Segment Reporting Information [Line Items]
Revenues	862,748	1,385,566	1,345,453
Total adjusted EBITDA	76,155	227,844	218,391
Depreciation and amortization	(59,466)	(63,467)	(52,632)
Operating Segments | Caribbean division
Segment Reporting Information [Line Items]
Revenues	381,090	399,251	483,743
Total adjusted EBITDA	28,847	24,955	(8,281)
Depreciation and amortization	(20,742)	(18,481)	(22,835)
Operating Segments | NOLAD
Segment Reporting Information [Line Items]
Revenues	311,887	431,266	406,848
Total adjusted EBITDA	10,207	39,027	32,313
Depreciation and amortization	(22,200)	(21,422)	(20,829)
Operating Segments | SLAD
Segment Reporting Information [Line Items]
Revenues	428,494	742,994	845,527
Total adjusted EBITDA	3,272	63,120	73,670
Depreciation and amortization	(20,329)	(20,713)	(19,293)
Corporate and Others
Segment Reporting Information [Line Items]
Total adjusted EBITDA	(50,370)	(63,171)	(58,096)
Depreciation and amortization	$ (5,288)	$ (4,894)	$ (5,696)